Intangible assets - Summary of Breakdown For Intangible Assets (Detail) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 455,908
Ending balance	543,896
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	239,709
Ending balance	235,770
Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168,694
Ending balance	165,589
Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,350
Ending balance	96,709
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,009
Ending balance	44,335
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,146
Ending balance	1,493
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	599,092
Additions	7,324
Disposals	(502)
Business combinations	94,962
Exchange differences	(6,359)
Other movements and reclassifications	(74)
Ending balance	694,443
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance	239,709
Additions	0
Disposals	0
Business combinations	0
Exchange differences	(3,939)
Other movements and reclassifications	0
Ending balance	235,770
Gross carrying amount | Brands with an indefinite useful life
Disclosure of detailed information about intangible assets [line items]
Beginning balance	168,694
Additions	0
Disposals	0
Business combinations	0
Exchange differences	(3,105)
Other movements and reclassifications	0
Ending balance	165,589
Gross carrying amount | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,339
Additions	238
Disposals	(420)
Business combinations	90,856
Exchange differences	808
Other movements and reclassifications	1,854
Ending balance	135,675
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	147,204
Additions	6,888
Disposals	(81)
Business combinations	3,797
Exchange differences	(93)
Other movements and reclassifications	(1,799)
Ending balance	155,916
Gross carrying amount | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,146
Additions	198
Disposals	(1)
Business combinations	309
Exchange differences	(30)
Other movements and reclassifications	(129)
Ending balance	1,493
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(143,184)
Amortization	(7,977)
Disposals	307
Exchange differences	260
Ending balance	(150,547)
Accumulated amortization | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(36,989)
Amortization	(1,308)
Disposals	226
Exchange differences	114
Ending balance	(38,966)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(106,195)
Amortization	(6,669)
Disposals	81
Exchange differences	146
Ending balance	(111,581)
Accumulated amortization | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Amortization	0
Disposals	0
Exchange differences	0
Ending balance	€ 0